Other Assets (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets, Net

5. OTHER ASSETS, NET
The following is a summary of Other Assets, Net outstanding as of March 31, 2018 and December 31, 2017 (in thousands):

	March 31, 2018	December 31, 2017
Other Assets, Net:
Deferred leasing commissions and costs	$30,932	$29,055
Deferred financing costs	13,971	13,971
Office equipment, including capital lease assets, and other	11,512	10,308
Total depreciable and amortizable assets	56,415	53,334
Accumulated depreciation and amortization	(19,677)	(17,121)
Net depreciable and amortizable assets	36,738	36,213
Accounts receivable, net	39,732	41,211
Deferred rent receivable, net	19,281	18,201
Derivative asset	29,984	16,496
Prepaid expenses	7,455	4,232
Investment in affiliates	902	902
Other	1,010	1,193
Total other assets, net	$135,102	$118,448

6. OTHER ASSETS, NET
The following is a summary of Other Assets, Net outstanding as of December 31, 2017 and 2016 (in thousands):

	2017	2016
Deferred leasing commissions and costs	$29,055	$21,092
Deferred financing costs	13,971	8,940
Office equipment and other	10,308	331
Total depreciable and amortizable assets	53,334	30,363
Accumulated depreciation and amortization	(17,121)	(11,286)
Net depreciable and amortizable assets	36,213	19,077
Accounts receivable, net	41,211	31,029
Deferred rent receivable, net	18,201	14,483
Derivative asset	16,496	11,916
Prepaid expenses	4,232	2,986
Investment in affiliates	902	—
Other	1,193	1,094
Other assets, net	$118,448	$80,585